Other Intangible Assets, Other than Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amortized intangible assets:
Gross carrying amount	$ 6,989	$ 6,989
Accumulated amortization	4,810	3,819
Technology [Member]
Amortized intangible assets:
Gross carrying amount	$ 6,889	$ 6,889
Weighted average amortization period	7 years	7 years
Accumulated amortization	$ 4,756	$ 3,771
Patents [Member]
Amortized intangible assets:
Gross carrying amount	$ 100	$ 100
Weighted average amortization period	15 years	15 years
Accumulated amortization	$ 54	$ 48